RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of other receivable - related parties

	June 30,	June 30,	June 30,
	2025	2026	2026
Related Parties	RMB	RMB	US Dollars
Due from related parties	¥67,976	¥400,000	$58,953
Total	¥67,976	¥400,000	$58,953

Schedule of contract liabilities- related parties

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Contract liability from unconsolidated entities	¥—	¥400,000	$58,953
Total contract liabilities- related parties	¥—	¥400,000	$58,953

Schedule of leases from related parties

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2026 - March 31, 2028	¥40,000	$5,895
BHD	One of the founders	January 1, 2026- Dec 31, 2028	33,250	4,900
BHD	One of the founders	January 1, 2026 - Dec 31, 2028	23,625	3,482